As filed with the SEC on February 29, 2012.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02273

TRANSAMERICA INCOME SHARES, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: October 1, 2011 – December 31, 2011

Item 1. Schedule of Investments.

The unaudited Schedule of Investments of Registrant as of December 31, 2011 is attached.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At December 31, 2011

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 3.9%
U.S. Treasury Bond
2.63%, 11/15/2020	$515	$554
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	949	1,266
U.S. Treasury Note
1.38%, 05/15/2013 - 12/31/2018	2,375	2,394
2.00%, 11/15/2021	345	349
3.50%, 05/15/2020	630	725

Total U.S. Government Obligations (cost $4,866)		5,288

U.S. GOVERNMENT AGENCY OBLIGATION - 0.4%
Freddie Mac, IO
5.00%, 08/01/2035	3,285	494
Total U.S. Government Agency Obligation (cost $851)

FOREIGN GOVERNMENT OBLIGATIONS - 3.6%
Canada Housing Trust No. 1
3.15%, 06/15/2015 - 144A	CAD1,500	1,564
Republic of Chile
5.50%, 08/05/2020	CLP576,000	1,153
United Mexican States
7.00%, 06/19/2014	MXN12,000	899
7.50%, 06/21/2012	17,500	1,271

Total Foreign Government Obligations (cost $4,854)		4,887

MORTGAGE-BACKED SECURITIES - 9.2%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	$1,050	1,059
American Tower Trust
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A	1,065	1,129
BCAP LLC Trust
Series 2009-RR3, Class 2A1
5.24%, 05/26/2037 - 144A *	185	187
Series 2009-RR6, Class 2A1
5.18%, 08/26/2035 - 144A *	801	726
Series 2009-RR10, Class 2A1
2.80%, 08/26/2035 - 144A *	583	559
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A *	703	722
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *	718	742
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	674	692
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A *	565	555
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
5.98%, 12/26/2037 - 144A *	380	380
Series 2009-R7, Class 1A1
5.21%, 02/26/2036 - 144A *	590	566
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	296	294
Series 2009-R7, Class 12A1
5.14%, 08/26/2036 - 144A *	332	327

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2009-R7, Class 4A1
2.74%, 09/26/2034 - 144A *	$629	$583
Series 2009-R9, Class 1A1
2.55%, 08/26/2046 - 144A *	564	551
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2007-LD11, Class ASB
6.00%, 06/15/2049 *	670	712
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.48%, 01/27/2047 - 144A *	545	546
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	647	653
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.79%, 08/15/2045 - 144A *	950	1,065
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	263	263
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	198	198
Series 2003-L, Class 1A2
4.50%, 11/25/2033 *	169	170

Total Mortgage-Backed Securities (cost $12,405)		12,679

ASSET-BACKED SECURITIES - 2.6%
America West Airlines Pass-Through Trust
Series 2000-1, Class G
8.06%, 07/02/2020	628	616
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015	865	863
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	940	1,015
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	998	1,104

Total Asset-Backed Securities (cost $3,522)		3,598

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.5%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 §	835	855
State of California
7.95%, 03/01/2036	1,035	1,171

Total Municipal Government Obligations (cost $1,871)		2,026

PREFERRED CORPORATE DEBT SECURITIES - 6.1%
Commercial Banks - 3.1%
PNC Financial Services Group, Inc.
8.25%, 05/21/2013 * Ž	1,250	1,279
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž	1,095	1,281
Wells Fargo & Co.- Series K
7.98%, 03/15/2018 * Ž ^	1,440	1,543

The notes are an integral part of this report.
Transamerica Income Shares, Inc.		December 31, 2011 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2011

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Financial Services - 2.0%
JPMorgan Chase Capital XXV- Series Y
6.80%, 10/01/2037	$1,000	$1,004
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A *	1,930	1,756
Insurance - 1.0%
Reinsurance Group of America, Inc
6.75%, 12/15/2065 *	1,640	1,422

Total Preferred Corporate Debt Securities (cost $7,995)		8,285

CORPORATE DEBT SECURITIES - 67.0%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL1,200	673
Beverages & More, Inc.
9.63%, 10/01/2014 - 144A	$365	370
Building Products - 0.5%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A ^	600	636
Capital Markets - 1.1%
BP Capital Markets PLC
4.74%, 03/11/2021	790	894
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A	705	674
Chemicals - 0.2%
Ecolab, Inc.
4.35%, 12/08/2021	260	278
Commercial Banks - 5.6%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	1,212	1,269
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A	800	771
M&I Marshall & Ilsley Bank
4.85%, 06/16/2015	1,600	1,689
5.00%, 01/17/2017	1,000	1,055
Regions Bank
7.50%, 05/15/2018	1,465	1,450
Zions Bancorporation
7.75%, 09/23/2014	1,400	1,484
Commercial Services & Supplies - 0.6%
Steelcase, Inc.
6.38%, 02/15/2021	800	850
Consumer Finance - 0.9%
Block Financial LLC
5.13%, 10/30/2014 ^	700	714
Springleaf Finance Corp.
6.90%, 12/15/2017	720	518
Containers & Packaging - 2.0%
Graphic Packaging International, Inc.
9.50%, 06/15/2017	2,375	2,601
Sealed Air Corp.
8.13%, 09/15/2019 - 144A	105	115
Distributors - 0.3%
Edgen Murray Corp.
12.25%, 01/15/2015 ^	495	446
Diversified Financial Services - 14.3%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A	1,500	1,451
Bank of America Corp.
3.75%, 07/12/2016	1,160	1,074

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Cemex Finance LLC
9.50%, 12/14/2016 - 144A	$1,200	$1,053
Fibria Overseas Finance, Ltd.
6.75%, 03/03/2021 - 144A	755	689
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	1,500	1,549
International Lease Finance Corp.
6.25%, 05/15/2019	1,440	1,330
6.50%, 09/01/2014 - 144A	1,375	1,406
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A	1,000	875
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^	1,145	1,071
9.88%, 08/15/2018 ^	35	32
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,110	1,153
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A	361	365
Reynolds Group Issuer, Inc.
9.88%, 08/15/2019 - 144A	600	582
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	700	955
Selkirk Cogen Funding Corp. -Series A
8.98%, 06/26/2012	188	190
Stone Street Trust
5.90%, 12/15/2015 - 144A	1,400	1,286
TNK-BP Finance SA
7.50%, 03/13/2013 - 144A	680	709
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	1,515	1,611
WCP Wireless Site Funding LLC
6.83%, 11/15/2015 - 144A	1,430	1,487
WMG Acquisition Corp.
9.50%, 06/15/2016 - 144A	715	776
Diversified Telecommunication Services - 1.3%
EH Holding Corp.
6.50%, 06/15/2019 - 144A	200	209
7.63%, 06/15/2021 - 144A	70	74
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	1,305	1,296
West Corp.
7.88%, 01/15/2019	180	179
Electric Utilities - 0.9%
Intergen NV
9.00%, 06/30/2017 - 144A	1,225	1,289
Electrical Equipment - 1.1%
Polypore International, Inc.
7.50%, 11/15/2017	1,440	1,490
Electronic Equipment & Instruments - 0.9%
Anixter, Inc.
5.95%, 03/01/2015	1,200	1,215
Energy Equipment & Services - 1.0%
Enterprise Products Operating LLC -Series A
8.38%, 08/01/2066 *	600	642
Weatherford International, Ltd.
9.63%, 03/01/2019	545	705
Food & Staples Retailing - 1.7%
Ingles Markets, Inc.
8.88%, 05/15/2017	1,055	1,142

The notes are an integral part of this report.
Transamerica Income Shares, Inc.		December 31, 2011 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2011

(unaudited)

	Principal (000’s)	Value (000’s)
Food & Staples Retailing (continued)
Stater Bros Holdings, Inc.
7.38%, 11/15/2018	$35	$37
SUPERVALU, Inc.
7.50%, 11/15/2014 ^	1,100	1,119
Food Products - 1.7%
Arcor SAIC
7.25%, 11/09/2017 - 144A ^	715	775
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A ^	721	761
Michael Foods, Inc.
9.75%, 07/15/2018 ^	720	758
Health Care Providers & Services - 0.8%
CHS/Community Health Systems, Inc.
8.88%, 07/15/2015 ^	1,100	1,136
Hotels, Restaurants & Leisure - 0.9%
Firekeepers Development Authority
13.88%, 05/01/2015 - 144A	300	341
MGM Resorts International
6.75%, 09/01/2012 ^	900	911
Household Durables - 1.0%
Lennar Corp.
12.25%, 06/01/2017	450	536
Sealy Mattress Co.
8.25%, 06/15/2014 ^	875	866
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.
7.63%, 05/15/2019 - 144A	360	353
7.88%, 05/15/2021 - 144A	720	702
Insurance - 3.7%
American Financial Group, Inc.
9.88%, 06/15/2019	920	1,070
Chubb Corp.
6.38%, 03/29/2067 *	879	868
Fidelity National Financial, Inc.
6.60%, 05/15/2017	1,495	1,585
Hanover Insurance Group, Inc.
6.38%, 06/15/2021 ^	865	932
Oil Insurance, Ltd.
3.56%, 12/29/2049 - 144A * Ž	675	647
IT Services - 0.9%
Cardtronics, Inc.
8.25%, 09/01/2018	1,110	1,207
Machinery - 0.8%
American Railcar Industries, Inc.
7.50%, 03/01/2014	1,145	1,145
Media - 0.6%
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 - 144A	775	779
Metals & Mining - 2.0%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	1,165	1,482
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015 - 144A	90	91
Thompson Creek Metals Co., Inc.
7.38%, 06/01/2018	835	743
Xstrata Canada Financial Corp.
4.95%, 11/15/2021 - 144A ^	460	470
Multi-Utilities - 1.1%
Black Hills Corp.
5.88%, 07/15/2020	700	807
9.00%, 05/15/2014	640	725

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels - 5.8%
Berry Petroleum Co.
10.25%, 06/01/2014	$925	$1,046
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A	650	588
Energy Transfer Equity, LP
7.50%, 10/15/2020	180	197
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	880	926
Petrohawk Energy Corp.
7.25%, 08/15/2018	1,200	1,350
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	571	674
Petroleum Development Corp.
12.00%, 02/15/2018	400	434
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	1,385	1,639
Transocean, Inc.
6.38%, 12/15/2021	1,065	1,132
Paper & Forest Products - 1.2%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A Ω	1,358	849
Exopack Holding Corp.
10.00%, 06/01/2018 - 144A	720	720
Pharmaceuticals - 1.1%
Aristotle Holding, Inc.
4.75%, 11/15/2021 - 144A	1,400	1,449
Real Estate Investment Trusts - 3.1%
Entertainment Properties Trust
7.75%, 07/15/2020	1,285	1,351
Kilroy Realty, LP
6.63%, 06/01/2020	1,320	1,417
PPF Funding, Inc.
5.35%, 04/15/2012 - 144A	1,515	1,520
Real Estate Management & Development - 0.3%
Weyerhaeuser Real Estate Co.
6.12%, 09/17/2012 - 144A	350	357
Semiconductors & Semiconductor Equipment - 0.2%
Sensata Technologies BV
6.50%, 05/15/2019 - 144A	325	321
Software - 0.3%
First Data Corp.
7.38%, 06/15/2019 - 144A	370	348
Specialty Retail - 0.9%
Michaels Stores, Inc.
11.38%, 11/01/2016 ^	1,100	1,166
Tobacco - 1.1%
Lorillard Tobacco Co.
8.13%, 06/23/2019	1,230	1,465
Transportation Infrastructure - 0.8%
Martin Midstream Partners LP
8.88%, 04/01/2018	1,100	1,133
Wireless Telecommunication Services - 4.7%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	1,965	2,008
6.11%, 01/15/2020 - 144A	1,415	1,561
Nextel Communications, Inc. -Series D
7.38%, 08/01/2015	1,300	1,190
SBA Tower Trust
5.10%, 04/15/2017 - 144A	1,350	1,406

The notes are an integral part of this report.
Transamerica Income Shares, Inc.		December 31, 2011 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2011

(unaudited)

	Principal (000’s)	Value (000’s)
Wireless Telecommunication Services (continued)
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A	$245	$257

Total Corporate Debt Securities (cost $87,803)		91,722

CONVERTIBLE BOND - 0.5%
Automobiles - 0.5%
Ford Motor Co.
4.25%, 11/15/2016	430	617
Total Convertible Bond (cost $430)

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK - 0.8%
Diversified Financial Services - 0.8%
Vale Capital II, 6.75%	17,000	1,118
Total Convertible Preferred Stock (cost $1,280)

PREFERRED STOCKS - 1.9%
Commercial Banks - 0.6%
BB&T Capital Trust VI, 9.60% ^	29,500	791
Consumer Finance - 0.6%
Ally Financial, Inc., 8.50% *	44,800	824
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp., 9.08% - 144A	852	955

Total Preferred Stocks (cost $2,695)		2,570

SECURITIES LENDING COLLATERAL - 5.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	7,909,758	7,910
Total Securities Lending Collateral (cost $7,910)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.03% ▲, dated 12/30/2011, to be repurchased at $4,126 on 01/03/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $4,209.	$4,126	$4,126
Total Repurchase Agreement (cost $4,126)

Total Investment Securities (cost $140,608) P		145,320
Other Assets and Liabilities - Net		(8,554)

Net Assets		$136,766

NOTES TO SCHEUDLE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 12/30/2011.
Ž	The security has a perpetual maturity. The date shown is the next call date.
§	Illiquid. This security had a value of $855, or 0.63%, of the fund’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $7,749.
Ω	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
▲	Rate shown reflects the yield at 12/30/2011.
P	Aggregate cost for federal income tax purposes is $140,608. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,389 and $2,677, respectively. Net unrealized appreciation for tax purposes is $4,712.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 12/31/2011, these securities aggregated $59,934, or 43.82%, of the fund’s net assets.
IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
MXN	Mexican Peso

The notes are an integral part of this report.
Transamerica Income Shares, Inc.		December 31, 2011 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2011

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/2011
Asset-Backed Securities	$—	$3,598	$—	$3,598
Convertible Bonds	—	617	—	617
Convertible Preferred Stocks	1,118	—	—	1,118
Corporate Debt Securities	—	91,722	—	91,722
Foreign Government Obligations	—	4,887	—	4,887
Mortgage-Backed Securities	—	12,679	—	12,679
Municipal Government Obligations	—	2,026	—	2,026
Preferred Corporate Debt Securities	—	8,285	—	8,285
Preferred Stocks	2,570	—	—	2,570
Repurchase Agreement	—	4,126	—	4,126
Securities Lending Collateral	7,910	—	—	7,910
U.S. Government Agency Obligations	—	494	—	494
U.S. Government Obligations	—	5,288	—	5,288

Total	$11,598	$133,722	$—	$145,320

'	See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Income Shares, Inc.		December 31, 2011 Form N-Q

Transamerica Income Shares, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS

At December 31, 2011

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at December 31, 2011 are listed in the Schedule of Investments.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at December 31, 2011 are listed in the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).

The value of loaned securities and related collateral outstanding at December 31, 2011 are shown in the Schedule of Investments.

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Income Shares, Inc.		December 31, 2011 Form N-Q

Transamerica Income Shares, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At December 31, 2011

(unaudited)

NOTE 2. (continued)

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

Transamerica Income Shares, Inc.		December 31, 2011 Form N-Q

Transamerica Income Shares, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At December 31, 2011

(unaudited)

NOTE 2. (continued)

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Fund’s Board of Directors. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Directors, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Fund’s investments, at December 31, 2011, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.

There were no significant transfers between Level 1 and Level 2 during the period ended December 31, 2011.

Transamerica Income Shares, Inc.		December 31, 2011 Form N-Q

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date:	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	February 29, 2012

By:	/s/ Elizabeth Strouse
Principal Financial Officer
Date:	February 29, 2012